Stockholders' Equity (Details Textual) (USD $)	3 Months Ended		12 Months Ended		115 Months Ended	118 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Apr. 30, 2012	Dec. 31, 2011	Dec. 31, 2013 Placement Agent [Member]	Dec. 31, 2012 Placement Agent [Member]	Dec. 31, 2013 Investors [Member]	Apr. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]
Divident rate													7.00%
Preferred stock, liquidation preference, Value													$ 6,802,800	$ 10,883,300
Series A preferred stock oustanding												18,791,275
Lenders amount							975,000
Accured interest							566,180
Warrants issued, number of shares of common stock				5,414,295			5,414,295
Exercise price per share			0.01		0.01		0.08	1.00		0.08	0.08			0.08
Warrant to purchase of common stock				(6,193,765)						6,124,219			12,751,562	12,248,438
Issuance of common stock for fair value of services, Shares									6,375,781			17,250,000	12,751,563
Share based compensation												1,305,200
Additional paid -in capital												1,006,100
Derivative liability												299,100
Gross proceeds			4,080,500	3,919,500
Proceeds from sale of Series A preferred stock			$ 3,494,428	$ 3,220,018	$ 6,714,446	$ 6,714,446
Issuance of Series A preferred stock shares to purchase common stock													51,006,250	48,993,750